Mineral Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 12, 2024	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		$ 4,618.0
Reversal of impairment (Note 10)		(218.8)	$ (57.1)
Property, plant and equipment at end of period		4,957.5	4,618.0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		6,879.2	5,468.5
Acquisition of Argonaut (Note 6)			21.1
Additions		(573.5)	(420.4)
Transfers			0.0
Revisions		(229.7)
Disposals		(21.6)	(23.9)
Property, plant and equipment at end of period		7,212.0	6,879.2
Cost | Lake Lynn Assets
Reconciliation of changes in property, plant and equipment [abstract]
Transfers			0.0
Cost | Puerto Del Aire Assets
Reconciliation of changes in property, plant and equipment [abstract]
Transfers		0.0
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(2,261.2)	(2,108.4)
Amortization		(229.8)	(222.2)
Disposals		17.7	13.3
Reversal of impairment (Note 10)		(218.8)	(56.1)
Property, plant and equipment at end of period		(2,254.5)	(2,261.2)
Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		10.6	2.6
Plant and equipment(v)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		1,629.5
Property, plant and equipment at end of period		1,628.6	1,629.5
Plant and equipment(v) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		2,597.5	1,808.4
Acquisition of Argonaut (Note 6)			0.0
Additions		(145.2)	(83.2)
Transfers			39.1
Revisions		(1.9)
Disposals		(21.6)	(23.9)
Property, plant and equipment at end of period		2,719.2	2,597.5
Plant and equipment(v) | Cost | Lake Lynn Assets
Reconciliation of changes in property, plant and equipment [abstract]
Transfers			0.0
Plant and equipment(v) | Cost | Puerto Del Aire Assets
Reconciliation of changes in property, plant and equipment [abstract]
Transfers		0.0
Plant and equipment(v) | Cost | Young-Davidson
Reconciliation of changes in property, plant and equipment [abstract]
Additions		(2.0)
Plant and equipment(v) | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(968.0)	(880.2)
Amortization		(140.6)	(122.9)
Disposals		17.7	13.3
Reversal of impairment (Note 10)		(0.3)	(21.8)
Property, plant and equipment at end of period		(1,090.6)	(968.0)
Plant and equipment(v) | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		0.0	7.5
Mineral Property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		2,892.0
Property, plant and equipment at end of period		3,261.8	2,892.0
Mineral Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		4,100.3	3,357.5
Acquisition of Argonaut (Note 6)			0.0
Additions		(429.0)	(303.8)
Transfers			(39.1)
Revisions		(142.4)
Disposals		0.0	0.0
Property, plant and equipment at end of period		4,416.9	4,100.3
Mineral Property | Cost | Lake Lynn Assets
Reconciliation of changes in property, plant and equipment [abstract]
Transfers			175.7
Mineral Property | Cost | Puerto Del Aire Assets
Reconciliation of changes in property, plant and equipment [abstract]
Transfers		19.4
Mineral Property | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(1,208.3)	(1,143.3)
Amortization		(89.2)	(99.3)
Disposals		0.0	0.0
Reversal of impairment (Note 10)		(142.4)	(34.3)
Property, plant and equipment at end of period		(1,155.1)	(1,208.3)
Mineral Property | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		10.6	(4.9)
Exploration and evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		96.5
Property, plant and equipment at end of period		67.1	96.5
Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		181.4	302.6
Acquisition of Argonaut (Note 6)			21.1
Additions		(0.7)	(33.4)
Transfers			0.0
Revisions		(85.4)
Disposals		0.0	0.0
Property, plant and equipment at end of period		75.9	181.4
Exploration and evaluation | Cost | Lake Lynn Assets
Reconciliation of changes in property, plant and equipment [abstract]
Transfers			(175.7)
Exploration and evaluation | Cost | Puerto Del Aire Assets
Reconciliation of changes in property, plant and equipment [abstract]
Transfers		(19.4)
Exploration and evaluation | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(84.9)	(84.9)
Amortization		0.0	0.0
Disposals		0.0	0.0
Reversal of impairment (Note 10)		(76.1)	0.0
Property, plant and equipment at end of period		(8.8)	(84.9)
Exploration and evaluation | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions		$ 0.0	0.0
Argonaut Transaction
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of Argonaut (Note 6)			683.2
Argonaut Transaction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of Argonaut (Note 6)	$ 683.2		990.5
Argonaut Transaction | Mineral Property
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of Argonaut (Note 6)			307.3
Argonaut Transaction | Mineral Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of Argonaut (Note 6)	$ 307.3
Argonaut Transaction | Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of Argonaut (Note 6)			$ 0.0